UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08238

MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

MS India Investment Fund, Inc.

	Shares	Value (000)
Common Stocks (98.0%)
Airlines (1.3%)
SpiceJet Ltd. (a)	4,994,091	$8,313

Auto Components (0.0%)
Apollo Tyres Ltd.	18,750	34

Automobiles (2.5%)
Bajaj Auto Ltd.	505,000	16,519
Hero Honda Motors Ltd.	1,185	49
Patheja Forgings & Auto Parts Manufactures Ltd. (a)(b)(c)	450,000	—
		16,568
Chemicals (2.2%)
Akzo Nobel India Ltd.	25,000	516
Asian Paints Ltd.	118,258	7,009
Coromandel International Ltd.	499,500	6,833
		14,358
Commercial Banks (20.1%)
Bank of Baroda	469,893	9,448
HDFC Bank Ltd.	964,569	53,436
ICICI Bank Ltd.	551,600	13,662
IndusInd Bank Ltd.	3,645,291	21,571
Punjab National Bank Ltd.	181,000	5,782
State Bank of India	285,902	20,617
Yes Bank Ltd.	1,002,132	7,809
		132,325
Construction & Engineering (5.1%)
Gammon India Ltd.	2,160,800	10,587
Hindustan Construction Co.	1,560,770	2,044
Larsen & Toubro Ltd.	339,040	15,491
Voltas Ltd.	1,076,227	5,844
		33,966
Containers & Packaging (0.9%)
Ess Dee Aluminium Ltd.	549,519	6,037

Diversified Financial Services (4.1%)
Infrastructure Development Finance Co. Ltd.	3,352,860	15,128
Rural Electrification Corp. Ltd.	1,548,977	12,134
		27,262
Electric Utilities (3.0%)
KSK Energy Ventures Ltd. (a)	2,948,000	11,409
Reliance Infrastructure Ltd.	347,500	8,268
Torrent Power Ltd.	62,120	448
		20,125
Electronic Equipment, Instruments & Components (1.1%)
Redington India Ltd.	3,615,000	7,285

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

MS India Investment Fund, Inc.

	Shares	Value (000)
Food Products (4.2%)
KS Oils Ltd.	4,394,323	$4,743
McLeod Russel India Ltd.	795,000	4,123
Nestle India Ltd.	160,884	12,110
Shree Renuka Sugars Ltd.	3,474,325	6,800
		27,776
Independent Power Producers & Energy Traders (1.8%)
GMR Infrastructure Ltd. (a)	6,218,800	7,861
Jaiprakash Power Ventures Ltd. (a)	2,624,000	3,720
		11,581
Information Technology Services (9.4%)
Infosys Technologies Ltd.	544,621	36,973
Tata Consultancy Services Ltd.	862,761	17,797
Wipro Ltd.	738,513	7,387
		62,157
Machinery (11.1%)
AIA Engineering Ltd.	951,182	8,467
Ashok Leyland Ltd.	6,220,284	9,980
Cummins India Ltd.	435,000	7,123
Tata Motors Ltd.	1,645,378	40,209
Thermax Ltd.	404,738	7,211
		72,990
Media (7.2%)
Deccan Chronicle Holdings Ltd.	4,252,924	12,304
IBN18 Broadcast Ltd. (a)	300,542	816
Sun TV Network Ltd.	2,250,368	25,992
Television Eighteen India Ltd. (a)	4,170,972	8,498
		47,610
Metals & Mining (5.3%)
Hindalco Industries Ltd.	3,680,450	16,139
Hindustan Zinc Ltd.	361,360	8,676
Usha Martin Ltd.	5,223,700	10,114
		34,929
Multiline Retail (1.2%)
Future Mall Managment Ltd. (a)(c)	33,235	179
Pantaloon Retail India Ltd.	664,719	7,751
		7,930
Oil, Gas & Consumable Fuels (4.7%)
Reliance Industries Ltd.	1,408,010	30,935

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

MS India Investment Fund, Inc.

	Shares	Value (000)
Pharmaceuticals (8.0%)
Aurobindo Pharma Ltd.	373,755	$8,634
Dr. Reddy’s Laboratories Ltd.	722,907	23,194
Glenmark Pharmaceuticals Ltd.	2,499,500	16,673
Ranbaxy Laboratories Ltd. (a)	372,333	4,608
		53,109
Real Estate Management & Development (0.9%)
Phoenix Mills Ltd.	1,112,831	5,625

Tobacco (3.9%)
ITC Ltd.	6,481,400	25,718
Total Common Stocks (Cost $483,633)		646,633

Short-Term Investment (0.4%)

Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,653)	2,652,734	2,653
Total Investments (98.4%) (Cost $486,286)		649,286
Other Assets in Excess of Liabilities (1.6%)		10,372
Net Assets (100.0%)		$659,658

(a)                                 Non-income producing security.

(b)                                 At September 30, 2010, the Fund held approximately $0 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)                                  Security has been deemed illiquid at September 30, 2010.

(d)                                 The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

MS India Investment Fund, Inc.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks
Airlines	$8,313	$—	$—		$8,313
Auto Components	—	34	—		34
Automobiles	16,568	—	—	†	16,568
Chemicals	14,358	—	—		14,358
Commercial Banks	117,095	15,230	—		132,325
Construction & Engineering	33,966	—	—		33,966
Containers & Packaging	6,037	—	—		6,037
Diversified Financial Services	15,128	12,134	—		27,262
Electric Utilities	20,125	—	—		20,125
Electronic Equipment, Instruments & Components	7,285	—	—		7,285
Food Products	27,776	—	—		27,776
Independent Power Producers & Energy Traders	11,581	—	—		11,581
Information Technology Services	62,157	—	—		62,157
Machinery	72,990	—	—		72,990
Media	47,610	—	—		47,610
Metals & Mining	34,929	—	—		34,929
Multiline Retail	—	7,930	—		7,930
Oil, Gas & Consumable Fuels	30,935	—	—		30,935
Pharmaceuticals	53,109	—	—		53,109
Real Estate Management & Development	5,625	—	—		5,625
Tobacco	25,718	—	—		25,718
Total Common Stocks	611,305	35,328	—	†	646,633
Short-Term Investments
Investment Companies	2,653	—	—		2,653
Total	$613,958	$35,328	$—	†	$649,286

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $451,812,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/09	—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

†              Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010